SUBSEQUENT EVENT (Details) - Subsequent Event - Facility Agreement with a third party bank - CNY (¥) ¥ in Thousands		1 Months Ended
	Mar. 11, 2019	Jan. 31, 2019
SUBSEQUENT EVENTS
Credit facility entered		¥ 309,000
Term of credit facility		60 months
Interest rate (as a percent)		6.30%
Loan drew down	¥ 110,323